Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000042237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 10,832	$ 10,898	$ 11,697	$ 12,230	$ 13,597	$ 12,395	$ 12,279	$ 14,077	$ 15,242	$ 16,166
C000171408 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		10,843	10,912	11,724	12,268	13,654	12,450	12,349	14,155	15,336	16,288
C000042234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,526		10,293	10,332	11,062	11,538	12,800	11,638	11,498	13,143	14,199	15,023
C000081597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,525		10,078	10,412	11,199	11,611	12,682	11,153	11,391	12,535	13,418	14,779
C000171409 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		10,595	11,010	11,884	12,356	13,543	11,944	12,239	13,507	14,507	16,036
C000081600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,608	10,984	11,849	12,309	13,481	11,883	12,167	13,422	14,403	15,909
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,049	9,944	10,955	11,665	11,655	10,313	10,189	10,933	11,276	11,489
Preferred Securities and Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Preferred Securities and Income Blended Benchmark
Accumulated Value	10,000		10,871	10,998	12,077	12,921	14,020	12,357	12,139	13,987	14,988	15,631
ICE BofA U S All Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. All Capital Securities Index
Accumulated Value	10,000		10,604	10,775	11,769	12,491	13,489	11,945	11,922	13,658	14,428	14,861
Flexible Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Flexible Income Blended Benchmark
Accumulated Value	$ 10,000		$ 10,546	$ 10,664	$ 11,719	$ 12,383	$ 13,177	$ 11,537	$ 11,996	$ 13,311	$ 14,135	$ 14,616
Lipper Flexible Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Flexible Income Funds Classification Average